SUPPLEMENT TO
                                                    PROSPECTUS DATED MAY 1, 2003


                        GOLD TRACK SELECT (NEW YORK ONLY)

The following information supplements the Prospectus for The Travelers Fund QP for Variable Annuities. Keep this supplement with the Gold Track Select Prospectus for future reference.

Additional funding options are available under the Gold Track Select Contract in the state of New York. They are listed below, along with their investment objectives and investment advisers. For additional information regarding each funding option, please refer to the applicable funding option prospectus.

Fee Table Information
(based on information as of 12/31/02):

                                                             MANAGEMENT FEE        OTHER EXPENSES      TOTAL ANNUAL OPERATING
                                                             (BEFORE EXPENSE      (BEFORE EXPENSE     EXPENSES (BEFORE EXPENSE
                                                             REIMBURSEMENT)        REIMBURSEMENT)          REIMBURSEMENT)
Dreyfus Stock Index Fund                                          0.25%                0.02%                   0.27%
Templeton Growth Securities Fund (Class 1)(1)                     0.81%                0.06%                   0.87%
Templeton Global Asset Allocation Fund (Class 1)(2)               0.62%                0.21%                   0.83%
High Income Portfolio                                             0.58%                0.12%                   0.70%
Equity-Income Portfolio(3)                                        0.48%                0.09%                   0.57%
Growth Portfolio(3)                                               0.58%                0.09%                   0.67%
Asset Manager Portfolio(3)                                        0.53%                0.10%                   0.63%

(1) The Fund administration fee is paid indirectly through the management fee.

(2) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity-Income Portfolio, Growth Portfolio and Asset Manager Portfolio, were 0.56%, 0.61% and 0.61%, respectively.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table:

                                             If the Contract/Certificate is        If the Contract/Certificate is NOT
                                             surrendered at the end of the         surrendered at the end of the
                                             period shown:                         period shown:
---------------------------------------------------------------------------------------------------------------------

                                                One     Three    Five     Ten      One      Three     Five    Ten
                                                Year    Years    Years    Years    Year     Years     Years   Years
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                   677     938     1210     1867      160      496       855     1867
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 734     1114    1509     2503      220      679       1164    2503
---------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund           730     1102    1490     2462      216      667       1144    2462
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio               718     1065    1426     2327      203      627       1078    2327
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             706     1027    1361     2190      190      588       1011    2190
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    715     1056    1411     2296      200      618       1062    2296
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio          711     1044    1391     2254      196      606       1042    2254
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPTIONS                       INVESTMENT OBJECTIVE                           INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                 Seeks to match the total return of the S&P     The Dreyfus Corporation
                                         500 Index. The Fund normally invests in all    Subadviser: Mellon Equity Associates
                                         500 stocks in the S&P 500 in proportion to
                                         their weighting in the index.
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------------
    Templeton Growth Securities Fund     Seeks long-term capital growth. The Fund       Templeton Global Advisors Limited
                                         normally invests in equity securities of
                                         companies located anywhere in the world,
                                         including the U.S. and emerging markets.
--------------------------------------------------------------------------------------------------------------------------------
    Templeton Global Asset Allocation    Seeks high total return. The Fund normally     Templeton Investment Counsel, LLC
    Fund**                               invests in equity securities of companies
                                         in any country, debt securities of
                                         companies and governments of any country,
                                         and in money market instruments and  it
                                         may invest in high-yield, lower rated
                                         bonds.
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
    High Income Portfolio- Initial       Seeks a high level of current income while     Fidelity Management & Research Company
    Class                                also considering growth of capital. The Fund
                                         normally  invests  in  income-producing
                                         debt  securities, preferred stocks and
                                         convertible securities, with an emphasis
                                         on lower-quality debt securities.
--------------------------------------------------------------------------------------------------------------------------------
    Equity-Income Portfolio - Initial    Seeks reasonable income. The Fund normally     Fidelity Management & Research Company
    Class                                invests in equity securities with a focus on
                                         income producing equities.
--------------------------------------------------------------------------------------------------------------------------------
    Growth Portfolio - Initial Class     Seeks capital appreciation. The Fund           Fidelity Management & Research Company
                                         normally invests in common stocks believed
                                         to have above-average growth potential.
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
--------------------------------------------------------------------------------------------------------------------------------
    Asset Manager Portfolio - Initial    Seeks high total return with reduced risk      Fidelity Management & Research Company
    Class**                              over the long-term. The Fund normally
                                         invests by allocating assets among stocks,
                                         bonds and short-term instruments.
--------------------------------------------------------------------------------------------------------------------------------

The Funding Options marked with an asterisk (*) are considered Competing Funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. Please refer to the contract for transfer restrictions.



L-21247-03                                                                 05/03